Convertible debentures (Schedule of detailed information about USD denominated debentures with equity components and CDN denominated debentures with embedded derivatives) (Details)	12 Months Ended
	Oct. 31, 2019 USD ($) $ / shares shares	Oct. 31, 2019 CAD ($) shares	Oct. 31, 2018 USD ($) $ / shares shares	Oct. 31, 2018 CAD ($) shares
Consolidated Statements of Financial Position
Convertible debentures	$ 2,599,074		$ 2,476,571
Derivative liability	765,425		650,116
Equity component	50,147		70,283
USD denominated debentures with equity components [Member]
Loan Principal
Opening balance	931,000		730,000
Issuance during the year	0		231,000
Conversion	0		(30,000)
Outstanding at year-end	931,000		931,000
Consolidated Statements of Financial Position
Carrying value of loan principal	906,993		894,838
Interest payable	18,661		15,100
Convertible debentures	925,654		909,938
Derivative liability	0		0
Equity component	50,147		70,283
Consolidated Statements of Operations and Comprehensive Loss
Accretion expense	118,749		110,469
Interest expense	191,001		168,052
Loss on revaluation of derivative liability	0		0
Loss on conversion of debentures	0		0
Loss (gain) on extinguishment	0		2,792
Consolidated Statements of Changes in Equity
Amount of principal converted to common shares	0		0
Amount of interest converted to common shares	$ 0		$ 0
Number of common shares issued on conversion of convertible debentures | shares	0	0	0	0
Consolidated Statements of Cash Flows
Amount of principal repaid in cash	$ 0		$ 30,000
Amount of interest repaid in cash	$ 187,440		$ 161,424
USD denominated debentures with equity components [Member] | Minimum [Member]
Terms of Loan
Annual interest rate	12.00%	12.00%	12.00%	12.00%
Effective annual interest rate	24.00%		36.00%
Conversion price to common shares | $ / shares	$ 0.04		$ 0.04
Remaining life (in months)	1 month	1 month	0 months	0 months
USD denominated debentures with equity components [Member] | Maximum [Member]
Terms of Loan
Annual interest rate	24.00%	24.00%	24.00%	24.00%
Effective annual interest rate	36.00%		37.00%
Conversion price to common shares | $ / shares	$ 0.07		$ 0.21
Remaining life (in months)	6 months	6 months	7 months	7 months
CDN denominated debentures with embedded derivatives [Member]
Loan Principal
Opening balance		$ 2,234,294		$ 2,392,860
Issuance during the year		165,266		1,035,800
Conversion		(128,543)		(1,194,366)
Outstanding at year-end		$ 2,271,017		$ 2,234,294
Consolidated Statements of Financial Position
Carrying value of loan principal	$ 1,464,416		$ 1,428,616
Interest payable	121,444		81,323
Convertible debentures	1,585,860		1,509,939
Derivative liability	204,366		151,918
Equity component	0		0
Consolidated Statements of Operations and Comprehensive Loss
Accretion expense	914,780		1,652,007
Interest expense	229,673		284,908
Loss on revaluation of derivative liability	(846,401)		(1,322,507)
Loss on conversion of debentures	0		6,261
Loss (gain) on extinguishment	(2,865)		(401,983)
Consolidated Statements of Changes in Equity
Amount of principal converted to common shares	0		19,023
Amount of interest converted to common shares	$ 0		$ 60,634
Number of common shares issued on conversion of convertible debentures | shares	0	0	770,962	770,962
Consolidated Statements of Cash Flows
Amount of principal repaid in cash	$ 96,598		$ 632,080
Amount of interest repaid in cash	$ 159,801		$ 161,506
CDN denominated debentures with embedded derivatives [Member] | Minimum [Member]
Terms of Loan
Annual interest rate	12.00%	12.00%	12.00%	12.00%
Effective annual interest rate	13.00%		23.00%
Conversion price to common shares | $ / shares	$ 0.05		$ 0.05
Remaining life (in months)	0 months	0 months	0 months	0 months
CDN denominated debentures with embedded derivatives [Member] | Maximum [Member]
Terms of Loan
Annual interest rate	24.00%	24.00%	24.00%	24.00%
Effective annual interest rate	645.00%		398.00%
Conversion price to common shares | $ / shares	$ 0.15		$ 0.15
Remaining life (in months)	12 months	12 months	7 months	7 months